Financial Instruments and Derivatives - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Anticipated usage percentage of natural gas covered by a swap contract for the first succeeding fiscal year	56.00%
Anticipated Usage Percentage Of Natural Gas Covered By Swap Contract Year Two	28.00%
Anticipated usage percentage of aluminum covered by a swap contract for the first succeeding fiscal year	34.00%
Fair value of commodity cash flow hedges	$ (330)	$ (6,286)
Commodity gain (loss) expected to be reclassified to the income statement during the next 12 months	(689)
Fair value of foreign currency cash flow hedges	(97)	(4,483)
Cash flow hedge gain (loss) reclassified from accumulated other comprehensive loss and netted against the carrying value of the assets	(81)	(26)
Foreign currency gain (loss) expected to be reclassified to the income statement during the next 12 months	(119)
Total fair value of other derivatives not designated as hedging instruments	$ 415	$ 708
Natural gas swaps [Member]
Derivative [Line Items]
Approximate amount of commodity covered by swap contracts outstanding in MMBTUs	6,700,000
Aluminum Swaps [Member]
Derivative [Line Items]
Approximate amount of commodity covered by swap contracts outstanding in Metric tons	6,650,000